Financial Instruments - Summary of Changes in the Fair Value of Cenovus's Risk Management Assets and Liabilities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation Of Changes In Fair Value Measurement Assets Liabilities [Abstract]
Fair Value of Contracts, Beginning of Year	$ 3	$ 160
Fair Value of Contracts Realized During the Year	252	7
Change in Fair Value of Contracts in Place at Beginning of Year and Contracts Entered Into During the Year	(308)	(156)
Unrealized Foreign Exchange Gain (Loss) on U.S. Dollar Contracts		(8)
Fair Value of Contracts, End of Year	$ (53)	$ 3